Related Party Transactions - Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties, current		¥ 47,303	$ 7,250	¥ 29,501
Amounts due from related parties, non-current		18,163	2,784	4,509
Amounts due to related parties		79,895	12,244	36,387
Ping An Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		47,303	7,250	29,489
Amounts due from related parties, non-current	[1]	18,163	2,784	4,509
Amounts due to related parties	[2]	76,048	11,655	26,155
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	0	0	12
Amounts due to related parties		14	2	507
Shanghai Visionstar [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 3,833	$ 587	¥ 9,725

[1]	Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents and short-term investments held at Ping An Group. As of December 31, 2019 and 2020, the Group had cash and cash equivalents and short-term investments and restricted cash of RMB1,907,217 and RMB3,466,900 (US$ 531,326) at Ping An Group, respectively.
[2]	The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.